Convertible Note Payable to Related Party (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 01, 2015	Jun. 01, 2015	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014	Mar. 31, 2015
Debt amount converted			$ 12,618		$ 126,849	$ 315,835
Number of common shares issued upon conversion					148,669,051
Bloise International Corporation [Member]
Conversion Price (in dollars per share)		$ 0.40	$ 0.40
Debt amount converted		$ 330,349
Number of common shares issued upon conversion	14,029	825,872	14,029
Debt instrument, accrued interest	$ 5,611				$ 5,611
10% Convertible Note Payable Due March 31, 2017 [Member] | Bloise International Corporation [Member]
Total convertible notes payable							$ 330,349
Conversion Price (in dollars per share)							$ 0.40